STOCK-BASED COMPENSATION - Restricted Stock Awards (Details) - $ / shares		9 Months Ended	12 Months Ended
	Apr. 22, 2021	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Balance at beginning		27,424,962	21,734,170	20,890,124
Granted			7,843,107	3,692,699
Forfeited			(2,152,315)	(2,848,653)
Balance at ending			27,424,962	21,734,170
Weighted-Average Grant-Date Fair Value
Balance at beginning		$ 0.43		$ 0.41
Granted			$ 0.60	0.38
Forfeited			0.35	$ 0.41
Balance at ending			$ 0.43
Restricted stock awards
Shares
Granted	8,340,126	8,340,126
Vested		(84,687)
Forfeited		(559,682)
Balance at ending		7,695,757
Weighted-Average Grant-Date Fair Value
Granted		$ 19.00
Forfeited		19.00
Balance at ending		$ 19.00